Quarterly Holdings Report
for
Fidelity® Momentum Factor ETF
October 31, 2021
T21-NPRT1-1221
1.9880055.105

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 10.5%
Entertainment – 1.4%
Roku, Inc. (a)	1,486	$453,081
The Walt Disney Co. (a)	7,680	1,298,458
		1,751,539
Interactive Media & Services – 7.8%
Alphabet, Inc. Class A (a)	1,793	5,308,929
Facebook, Inc. Class A (a)	7,911	2,559,762
j2 Global, Inc. (a)	6,680	856,844
Pinterest, Inc. Class A (a)	9,315	415,822
Snap, Inc. Class A (a)	8,681	456,447
		9,597,804
Media – 1.3%
Comcast Corp. Class A	20,727	1,065,990
The Interpublic Group of Cos., Inc.	13,994	511,760
		1,577,750
TOTAL COMMUNICATION SERVICES		12,927,093
CONSUMER DISCRETIONARY – 12.6%
Automobiles – 4.2%
Ford Motor Co. (a)	57,051	974,431
General Motors Co. (a)	15,166	825,486
Tesla, Inc. (a)	3,014	3,357,596
		5,157,513
Hotels, Restaurants & Leisure – 1.3%
Caesars Entertainment, Inc. (a)	7,580	829,707
MGM Resorts International	17,101	806,483
		1,636,190
Internet & Direct Marketing Retail – 3.7%
Amazon.com, Inc. (a)	1,371	4,623,602
Multiline Retail – 0.8%
Target Corp.	3,791	984,219
Specialty Retail – 1.0%
American Eagle Outfitters, Inc. (b)	19,303	458,253
Bath & Body Works, Inc.	10,902	753,219
		1,211,472
Textiles, Apparel & Luxury Goods – 1.6%
Capri Holdings Ltd. (a)	11,233	598,045
Crocs, Inc. (a)	4,647	750,258
Tapestry, Inc.	15,354	598,499
		1,946,802
TOTAL CONSUMER DISCRETIONARY		15,559,798
CONSUMER STAPLES – 5.3%
Beverages – 2.1%
Constellation Brands, Inc. Class A	2,310	500,831
PepsiCo, Inc.	6,436	1,040,057
The Coca-Cola Co.	17,872	1,007,445
		2,548,333
Food & Staples Retailing – 0.8%
Costco Wholesale Corp.	2,133	1,048,455

	Shares	Value

Food Products – 1.3%
Archer-Daniels-Midland Co.	8,423	$ 541,094
Bunge Ltd.	5,788	536,200
Darling Ingredients, Inc. (a)	6,254	528,588
		1,605,882
Personal Products – 0.5%
The Estee Lauder Cos., Inc. Class A	1,872	607,146
Tobacco – 0.6%
Philip Morris International, Inc.	8,366	790,921
TOTAL CONSUMER STAPLES		6,600,737
ENERGY – 2.9%
Oil, Gas & Consumable Fuels – 2.9%
ConocoPhillips	8,710	648,808
Devon Energy Corp.	12,120	485,770
EOG Resources, Inc.	5,554	513,523
Exxon Mobil Corp.	16,562	1,067,752
ONEOK, Inc.	6,573	418,174
Ovintiv, Inc.	11,677	438,121
TOTAL ENERGY		3,572,148
FINANCIALS – 11.5%
Banks – 4.7%
Bank of America Corp.	35,705	1,705,985
JPMorgan Chase & Co.	12,149	2,063,994
SVB Financial Group (a)	1,176	843,662
Wells Fargo & Co.	23,775	1,216,329
		5,829,970
Capital Markets – 3.0%
Goldman Sachs Group, Inc.	2,451	1,013,121
Invesco Ltd.	24,910	632,963
Morgan Stanley	10,049	1,032,836
The Charles Schwab Corp.	12,525	1,027,426
		3,706,346
Consumer Finance – 2.1%
Ally Financial, Inc.	12,384	591,212
Capital One Financial Corp.	4,825	728,720
Discover Financial Services	5,413	613,401
SLM Corp.	31,587	579,621
		2,512,954
Diversified Financial Services – 1.7%
Berkshire Hathaway, Inc. Class B (a)	7,305	2,096,608
TOTAL FINANCIALS		14,145,878
HEALTH CARE – 12.4%
Biotechnology – 1.4%
Intellia Therapeutics, Inc. (a)	5,634	749,210
Moderna, Inc. (a)	3,006	1,037,701
		1,786,911
Health Care Equipment & Supplies – 2.4%
Align Technology, Inc. (a)	1,487	928,438

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
IDEXX Laboratories, Inc. (a)	1,511	$1,006,537
Shockwave Medical, Inc. (a)	5,081	1,085,810
		3,020,785
Health Care Providers & Services – 4.2%
Acadia Healthcare Co., Inc. (a)	14,712	912,144
HCA Healthcare, Inc.	4,340	1,086,997
Tenet Healthcare Corp. (a)	13,297	952,863
UnitedHealth Group, Inc.	4,794	2,207,493
		5,159,497
Life Sciences Tools & Services – 1.6%
Agilent Technologies, Inc.	6,644	1,046,363
Waters Corp. (a)	2,436	895,352
		1,941,715
Pharmaceuticals – 2.8%
Eli Lilly & Co.	5,604	1,427,675
Johnson & Johnson	12,451	2,028,019
		3,455,694
TOTAL HEALTH CARE		15,364,602
INDUSTRIALS – 9.0%
Aerospace & Defense – 0.7%
Raytheon Technologies Corp.	10,186	905,128
Building Products – 1.5%
Carrier Global Corp.	11,516	601,481
Johnson Controls International PLC	9,234	677,498
Trane Technologies PLC	3,330	602,497
		1,881,476
Construction & Engineering – 0.4%
MasTec, Inc. (a)	5,351	476,935
Electrical Equipment – 1.7%
Eaton Corp. PLC	4,322	712,093
Emerson Electric Co.	6,817	661,317
Generac Holdings, Inc. (a)	1,466	730,889
		2,104,299
Industrial Conglomerates – 1.4%
General Electric Co.	8,092	848,608
Honeywell International, Inc.	4,186	915,143
		1,763,751
Machinery – 1.3%
Caterpillar, Inc.	4,030	822,160
Deere & Co.	2,293	784,917
		1,607,077
Road & Rail – 0.9%
Avis Budget Group, Inc. (a)(b)	6,470	1,121,316
Trading Companies & Distributors – 1.1%
United Rentals, Inc. (a)	1,803	683,535
WESCO International, Inc. (a)	4,795	621,240

	Shares	Value

		1,304,775
TOTAL INDUSTRIALS		11,164,757
INFORMATION TECHNOLOGY – 27.5%
Electronic Equipment, Instruments & Components – 0.8%
Zebra Technologies Corp. Class A (a)	1,794	$ 957,906
IT Services – 2.1%
Gartner, Inc. (a)	3,412	1,132,477
PayPal Holdings, Inc. (a)	6,581	1,530,675
		2,663,152
Semiconductors & Semiconductor Equipment – 6.2%
Applied Materials, Inc.	9,120	1,246,248
Lam Research Corp.	1,845	1,039,787
NVIDIA Corp.	11,421	2,920,007
NXP Semiconductors N.V.	5,164	1,037,241
Texas Instruments, Inc.	7,401	1,387,539
		7,630,822
Software – 10.7%
Consensus Cloud Solutions, Inc. (a)	2,226	140,973
Crowdstrike Holdings, Inc. Class A (a)	4,078	1,149,180
Fortinet, Inc. (a)	3,498	1,176,517
HubSpot, Inc. (a)	1,542	1,249,375
Intuit, Inc.	2,496	1,562,471
Microsoft Corp.	24,024	7,966,839
		13,245,355
Technology Hardware, Storage & Peripherals – 7.7%
Apple, Inc.	49,667	7,440,117
NetApp, Inc.	12,116	1,081,959
Seagate Technology Holdings PLC	10,859	967,211
		9,489,287
TOTAL INFORMATION TECHNOLOGY		33,986,522
MATERIALS – 2.6%
Chemicals – 1.0%
Dow, Inc.	5,477	306,547
Linde PLC (a)	2,119	676,385
Olin Corp.	4,907	279,601
		1,262,533
Construction Materials – 0.2%
Martin Marietta Materials, Inc.	747	293,452
Containers & Packaging – 0.4%
Avery Dennison Corp.	1,213	264,094
International Paper Co.	4,709	233,896
		497,990
Metals & Mining – 1.0%
Cleveland-Cliffs, Inc. (a)	10,200	245,922
Freeport-McMoRan, Inc.	9,855	371,730
Nucor Corp.	2,878	321,329
United States Steel Corp. (b)	8,974	236,824
		1,175,805

Quarterly Report	3

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Paper & Forest Products – 0.0%
Sylvamo Corp. (a)	428	$ 12,053
TOTAL MATERIALS		3,241,833
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 2.8%
AvalonBay Communities, Inc.	1,094	258,928
Brixmor Property Group, Inc.	7,770	182,129
Crown Castle International Corp.	2,028	365,648
Equity Residential	2,867	247,709
Extra Space Storage, Inc.	1,292	255,002
Kimco Realty Corp.	9,239	208,801
Lamar Advertising Co. Class A	1,734	196,289
Mid-America Apartment Communities, Inc.	1,164	237,700
Prologis, Inc.	3,287	476,484
Public Storage	946	314,242
Simon Property Group, Inc.	2,118	310,457
VICI Properties, Inc.	6,781	199,022
Welltower, Inc.	3,027	243,371
		3,495,782
Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A (a)	2,581	268,630
Jones Lang LaSalle, Inc. (a)	794	205,035
		473,665
TOTAL REAL ESTATE		3,969,447
UTILITIES – 2.3%
Electric Utilities – 1.9%
Duke Energy Corp.	4,399	448,742
Exelon Corp.	7,849	417,488
FirstEnergy Corp.	7,970	307,084
NextEra Energy, Inc.	8,465	722,318
The Southern Co.	6,714	418,417
		2,314,049

	Shares	Value

Gas Utilities – 0.2%
UGI Corp.	5,806	$ 252,039
Independent Power and Renewable Electricity Producers – 0.2%
The AES Corp.	11,723	294,599
TOTAL UTILITIES		2,860,687
TOTAL COMMON STOCKS (Cost $104,063,980)		123,393,502
Money Market Funds – 1.5%

Fidelity Cash Central Fund, 0.06% (c)	156,219	156,251
Fidelity Securities Lending Cash Central Fund, 0.06% (c)(d)	1,697,330	1,697,500
TOTAL MONEY MARKET FUNDS (Cost $1,853,751)		1,853,751
TOTAL INVESTMENT IN SECURITIES – 101.3% (Cost $105,917,731)		125,247,253
NET OTHER ASSETS (LIABILITIES) (e) – (1.3%)		(1,647,530)
NET ASSETS – 100.0%		$ 123,599,723

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $8,050 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Future Contracts (United States)	7	December 2021	$160,895	$4,972	$4,972
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$425,440	$ 428,331	$ 697,520	$ 34	$—	$—	$ 156,251	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	—	3,747,016	2,049,516	95	—	—	$1,697,500	0.0%
Total	$425,440	$4,175,347	$2,747,036	$129	$—	$—	$1,853,751
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Quarterly Report	5

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
6	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	7